Deferred Charges and Other Assets	12 Months Ended
Dec. 31, 2011
Deferred Charges and Other Assets

10. Deferred Charges and Other Assets

Deferred charges and other assets (excluding amounts attributable to the Toledo refinery which are included in assets held for sale at December 31, 2010) consist of the following (in millions of dollars):

	December 31,
	2011	2010
Goodwill*	$140	$120
Customer contracts and other intangible assets**	298	136
Other	163	100

	$601	$356

*	Includes $20 and $47 million allocated to goodwill in connection with acquisitions during 2011 and 2010, respectively (Note 2).
**	Includes $183 and $90 million allocated to patents, customer contracts and the associated shipping rights in connection with acquisitions during 2011 and 2010, respectively (Note 2).